Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000040838
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,417		$ 10,432		$ 11,167		$ 11,769		$ 12,203		$ 12,861		$ 13,116		$ 13,116		$ 13,498		$ 12,784		$ 13,253	$ 13,119	$ 13,780	$ 14,540	$ 13,916	$ 13,916	$ 15,838	$ 16,978	$ 18,402	$ 19,845	$ 20,673	$ 20,215	$ 19,208	$ 17,886	$ 16,926	$ 17,608	$ 17,508	$ 17,939	$ 19,143	$ 19,319	$ 21,255	$ 22,127	$ 23,343	$ 24,169	$ 23,963	$ 24,267	$ 26,088	$ 27,418	$ 29,362	$ 30,697
C000049244
Account Value [Line Items]
Accumulated Value		10,000		10,412		10,420		11,149		11,737		12,164		12,817		13,056		13,048		13,422		12,707		13,156	13,022	13,674	14,416	13,785	13,775	15,665	16,794	18,186	19,595	20,402	19,945	18,930	17,624	16,668	17,316	17,218	17,635	18,798	18,963	20,847	21,690	22,873	23,658	23,437	23,725	25,482	26,776	28,648	29,945
C000049245
Account Value [Line Items]
Accumulated Value		10,000		10,406		10,406		11,132		11,714		12,127		12,766		13,005		12,980		13,347		12,622		13,067	12,924	13,558	14,291	13,653	13,634	15,500	16,607	17,975	19,351	20,145	19,670	18,667	17,358	16,406	17,040	16,937	17,329	18,463	18,615	20,453	21,254	22,405	23,161	22,934	23,208	24,900	26,158	27,961	29,206
C000244830
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,214		$ 573,061		$ 596,527		$ 629,874		$ 652,104		$ 646,915		$ 655,734		$ 704,867		$ 741,401		$ 794,067		$ 830,832
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value		10,000		10,393		10,451		11,168		11,593		11,927		12,702		12,907		12,989		13,457		12,710		13,047	12,841	13,388	14,296	13,461	13,388	15,065	16,050	17,218	18,675	19,351	19,034	18,509	17,540	16,619	17,242	17,373	17,672	18,756	18,932	20,673	21,392	22,704	23,398	23,330	23,875	25,785	27,087	28,743	30,507
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value		10,000		10,393		10,451		11,168		11,593		11,927		12,702		12,907		12,989		13,457		12,710		13,047	12,841	13,388	14,296	13,461	13,388	15,065	16,050	17,218	18,675	19,351	19,034	18,509	17,540	16,619	17,242	17,373	17,672	18,756	18,932	20,673	21,392	22,704	23,398	23,330	23,875	25,785	27,087	28,743	30,507
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,393		$ 10,451		$ 11,168		$ 11,593		$ 11,927		$ 12,702		$ 12,907		$ 12,989		$ 13,457		$ 12,710		$ 13,047	$ 12,841	$ 13,388	$ 14,296	$ 13,461	$ 13,388	$ 15,065	$ 16,050	$ 17,218	$ 18,675	$ 19,351	$ 19,034	$ 18,509	$ 17,540	$ 16,619	$ 17,242	$ 17,373	$ 17,672	$ 18,756	$ 18,932	$ 20,673	$ 21,392	$ 22,704	$ 23,398	$ 23,330	$ 23,875	$ 25,785	$ 27,087	$ 28,743	$ 30,507
S&P Target Date 2055 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,597		$ 568,486		$ 588,245		$ 624,318		$ 643,399		$ 641,547		$ 656,527		$ 709,038		$ 744,846		$ 790,382		$ 838,888